Expense Example (500 Index Trust, USD $)	12 Months Ended
May 01, 2011
Series I, 500 Index Trust
Expense Example:
Year 1	$ 54
Year 3	170
Year 5	296
Year 10	665
Series II, 500 Index Trust
Expense Example:
Year 1	75
Year 3	233
Year 5	406
Year 10	906
Series NAV, 500 Index Trust
Expense Example:
Year 1	49
Year 3	154
Year 5	269
Year 10	$ 604